Fair value measurements and Hedging: (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Six months ended June 30,
	2025	2026
Consolidated Income Statement
Gain/(Loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	400	—
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	46	212
Total Gain/(loss) recognized	$446	$212

Interest and finance costs
Reclassification adjustments of interest rate swap (loss)/gain transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	551	212
Total Gain/(loss) recognized	$551	$212

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,271	(2,796)
Realized gain/(loss) on bunker swaps	1,409	433
Unrealized gain/(loss) on FFAs	903	(1,471)
Unrealized gain/(loss) on bunker swaps	752	—
Total Gain/(loss) recognized	$4,335	$(3,834)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2025		June 30, 2026
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$617	$—	$—	$—
Total		$617	$—	$—	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$—	$—	$854	$—
Total		$—	$—	$854	$—

Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt securities (Table)

		December 31, 2025
	Balance Sheet Location	Amortized Cost	Unrealized gain/(loss)	Fair value
AFS Debt Securities	Other current assets	$1,408	$109	$1,517
		$1,408	$109	$1,517

		June 30, 2026
	Balance Sheet Location	Amortized Cost	Unrealized gain/(loss)	Fair value
AFS Debt Securities	Other current assets	$1,517	$(47)	$1,470
		$1,517	$(47)	$1,470